Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Consolidated Assets and Liabilities Information and Consolidated Operating Results and Cash Flows Information of the Group's VIE and VIE's Subsidiaries

The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2023 and 2024, and consolidated operating results and cash flows information for the years ended December 31, 2022, 2023 and 2024, have been included in the accompanying Consolidated Financial Statements:

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	25,616	4,493
Restricted cash	19,466	9,928
Accounts receivable, net	307,259	176,529
Amount due from related parties (Note (i))	549,206	318,792
Prepayments and other current assets	113,290	81,239
Inventories	12,503	5,380
Total current assets	1,027,340	596,361
Property, plant and equipment, net	4,229	8,115
Right-of-use assets	183	785
Equity method investments, net	145,696	159,658
Long-term equity investment, net	3,000	2,000
Total non-current assets	153,108	170,558
Total assets	1,180,448	766,919
Accounts payable	319,606	98,175
Customers’ refundable fees	30,657	14,433
Current installments of long-term loans from a related party (Note (ii))	1,147,000	—
Amounts due to related parties (Note (i))	167,144	1,717,400
Accrued expenses and other payables	75,630	69,174
Income tax payables	1,590	11
Lease liabilities	111	671
Total current liabilities	1,741,738	1,899,864
Non-current liabilities
Income tax payables	28,243	20,746
Lease liabilities	29	130
Long-term loans from a related party excluding current installments (Note (ii))	205,000	25,000
Total non-current liabilities	233,272	45,876
Total liabilities	1,975,010	1,945,740

(i)	Amounts due from and to related parties include the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.

(ii)	Long-term loans from a related party represents entrusted loans with maturities from 3 to 5 years at annual interest rates from 0.2% to 0.5% from Fangdd Information via Bank of China and Bank of Beijing, which are eliminated upon consolidation.
	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total revenue	239,879	265,658	295,144
Net (loss)/income	(43,722)	79,252	247,402
Net cash used in operating activities	(77,162)	(22,647)	(235,110)
Net cash (used in)/provided by investing activities	(8,355)	44,568	(36,480)
Net cash (used in)/provided by financing activities	(70,695)	(72,500)	240,929
Net decrease in cash, cash equivalents and restricted cash	(156,212)	(50,579)	(30,661)
Cash, cash equivalents and restricted cash at the beginning of the year	251,873	95,661	45,082
Cash, cash equivalents and restricted cash at the end of the year	95,661	45,082	14,421